Investment Securities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Held-to-maturity securities
Amortized cost	$ 2,400,000	$ 2,400,000
Estimated fair value	2,400,000	2,400,000
Carrying Value	2,400,000	2,400,000
Available-for-sale securities
Amortized Cost	4,196,263,000	4,218,841,000
Gross Unrealized Gains	22,274,000	29,343,000
Gross Unrealized Losses	(66,467,000)	(70,835,000)
Total Investment Securities	4,152,070,000	4,177,349,000
Assets/liabilities measured at fair value
Available-for-sale securities
Total Investment Securities	4,152,070,000	4,177,349,000
Carrying Value
Available-for-sale securities
Total Investment Securities	4,152,070,000	4,177,349,000
Residential mortgage-backed securities
Available-for-sale securities
Amortized Cost	3,943,092,000	3,946,144,000
Gross Unrealized Gains	14,110,000	18,246,000
Gross Unrealized Losses	(65,969,000)	(69,920,000)
Residential mortgage-backed securities | Assets/liabilities measured at fair value
Available-for-sale securities
Total Investment Securities	3,891,233,000	3,894,470,000
Residential mortgage-backed securities | Carrying Value
Available-for-sale securities
Total Investment Securities	3,891,233,000	3,894,470,000
Mortgage-backed securities by Ginnie Mae
Available-for-sale securities
Total Investment Securities	654,063,000	850,033,000
Mortgage-backed securities by Fannie Mae and Freddie Mac
Available-for-sale securities
Total Investment Securities	3,237,170,000	3,026,832
Mortgage-backed securities by non-government entities
Available-for-sale securities
Total Investment Securities		17,605,000
Obligations of states and political subdivisions
Available-for-sale securities
Amortized Cost	225,096,000	244,622,000
Gross Unrealized Gains	7,871,000	10,783,000
Gross Unrealized Losses	(16,000)	(433,000)
Obligations of states and political subdivisions | Assets/liabilities measured at fair value
Available-for-sale securities
Total Investment Securities	232,951,000	254,972,000
Obligations of states and political subdivisions | Carrying Value
Available-for-sale securities
Total Investment Securities	232,951,000	254,972,000
Other securities
Held-to-maturity securities
Amortized cost	2,400,000	2,400,000
Estimated fair value	2,400,000	2,400,000
Carrying Value	2,400,000	2,400,000
Equity securities
Available-for-sale securities
Amortized Cost	28,075,000	28,075,000
Gross Unrealized Gains	293,000	314,000
Gross Unrealized Losses	(482,000)	(482,000)
Equity securities | Assets/liabilities measured at fair value
Available-for-sale securities
Total Investment Securities	27,886,000	27,907,000
Equity securities | Carrying Value
Available-for-sale securities
Total Investment Securities	$ 27,886,000	$ 27,907,000